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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22278

Federated Municipal Term Trust (formerly, Federated Tax Exempt Term Trust)

(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561

(Address of principal executive offices)(Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code:	412-288-1900

Date of reporting period:	7/1/2008 – 6/30/2009

Item 1.  Proxy Voting Record.

This series of the registrant had no investment operations during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
By	/s/J. Christopher Donahue
(Signature and Title)	J. Christopher Donahue
Principal Executive Officer
Date:	August 31, 2009